Segment Information - Armada - Annual (Tables)	6 Months Ended
Jun. 30, 2026
Armada Acquisition Corp. II
Segment Reporting [Line Items]
Summary of Company's Performance and Making Key Decision Regarding Resource Allocation	When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

September 30, 2025
Cash	$361,105
Cash and marketable securities held in Trust Account	$234,628,166

For period from October 3, 2024 (Inception) through September 30, 2025
General administrative costs	$1,706,183
Interest earned on cash and marketable securities held in Trust Account	$3,478,166
When evaluating the
Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	June 30, 2026	September 30, 2025
Cash	$54,503	$361,105
Cash and marketable securities held in Trust Account	$241,164,305	$234,628,166

	For the Three Months Ended June 30, 2026	For the Three Months Ended June 30, 2025	For the Nine Months Ended June 30, 2026	For period from October 3, 2024 (Inception) through June 30, 2025
General administrative costs	$503,862	$95,799	$4,383,259	$142,289
Interest earned on cash and marketable securities held in Trust Account	$2,129,189	$982,945	$6,536,139	$982,945